Deposits (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Aug. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Apr. 20, 2020 USD ($)	Apr. 20, 2020 CNY (¥)	Oct. 22, 2018 USD ($)	Oct. 22, 2018 CNY (¥)
Deposits [Line Items]
Cash paid	$ 26,736,700	$ 6,000,000	$ 17,861,214	$ 9,600,000	$ 8,149,276
Deposit paid	7,000,000
Investments	35,000,000
Service fee	2,300,000
Amount paid	4,800,000
Deposit amount	4,800,000
IPO [Member]
Deposits [Line Items]
Service fee	$ 3,000,000
Touqiao Town [Member]
Deposits [Line Items]
Cash paid								$ 7,850,000	¥ 50
Yangzhou City [Member]
Deposits [Line Items]
Cash paid								$ 9,420,000	¥ 60
Jiangsu Qionghua Group Co., Ltd. [Member]
Deposits [Line Items]
Deposit paid						$ 13,340,000	¥ 85